Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2018
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2018	2017	2016
	US$'000	US$'000	US$'000
Fixed remuneration	6,068	5,625	5,611
Variable remuneration	—	3,710	4,007
Contributions to pension plans and insurance policies	379	215	285
Share-based compensation	1,777	1,738	—
Termination benefits	2,284	—	22,672
Other remuneration	23	17	177
Total	10,531	11,305	32,752